Segments - Financial Data for Continuing Operations for Company's Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues	$ 4,244,265	$ 3,965,594	$ 3,818,749
Gross profit (loss)	966,577	971,940	911,738
Selling, general and administrative expenses	280,554	262,128	241,606
Earnings (Loss) from operations	690,737	700,381	677,266
Depreciation, depletion and amortization	344,033	297,162	285,253
Assets employed	9,551,419	8,992,511	7,300,905
Total property additions, including the impact of acquisitions	1,925,603	438,621	540,771
Property additions through acquisitions	1,543,160	2,480	133,636
Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	3,956,542	3,695,604	3,561,691
Gross profit (loss)	860,323	875,632	830,636
Selling, general and administrative expenses	182,115	173,731	165,588
Earnings (Loss) from operations	690,780	706,571	679,492
Depreciation, depletion and amortization	315,723	270,324	259,538
Assets employed	9,077,562	7,163,442	6,905,511
Total property additions, including the impact of acquisitions	1,908,315	414,934	521,397
Property additions through acquisitions	1,543,160	2,480	133,636
Operating Segments | Building Materials Business Mid-America Group
Segment Reporting Information [Line Items]
Total revenues	1,223,236	1,053,326	1,017,098
Gross profit (loss)	366,918	335,394	306,560
Selling, general and administrative expenses	55,775	53,937	52,712
Earnings (Loss) from operations	319,139	284,789	258,422
Depreciation, depletion and amortization	93,639	69,691	64,295
Assets employed	2,788,454	1,532,867	1,406,526
Total property additions, including the impact of acquisitions	1,157,073	139,505	152,014
Property additions through acquisitions	980,236	60	1,524
Operating Segments | Building Materials Business Southeast Group
Segment Reporting Information [Line Items]
Total revenues	423,382	362,555	321,078
Gross profit (loss)	77,193	74,642	57,286
Selling, general and administrative expenses	18,727	17,144	17,245
Earnings (Loss) from operations	75,840	61,238	41,653
Depreciation, depletion and amortization	41,214	30,780	30,590
Assets employed	1,299,469	616,344	594,967
Total property additions, including the impact of acquisitions	603,078	34,636	30,588
Property additions through acquisitions	561,503
Operating Segments | Building Materials Business West Group
Segment Reporting Information [Line Items]
Total revenues	2,309,924	2,279,723	2,223,515
Gross profit (loss)	416,212	465,596	466,790
Selling, general and administrative expenses	107,613	102,650	95,631
Earnings (Loss) from operations	295,801	360,544	379,417
Depreciation, depletion and amortization	180,870	169,853	164,653
Assets employed	4,989,639	5,014,231	4,904,018
Total property additions, including the impact of acquisitions	148,164	240,793	338,795
Property additions through acquisitions	1,421	2,420	132,112
Operating Segments | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	3,956,542	3,695,604	3,561,691
Gross profit (loss)	860,323	875,632	830,636
Operating Segments | Magnesia Specialties
Segment Reporting Information [Line Items]
Total revenues	287,723	269,990	257,058
Gross profit (loss)	98,682	89,398	89,603
Selling, general and administrative expenses	9,999	9,537	9,617
Earnings (Loss) from operations	88,063	79,431	79,306
Depreciation, depletion and amortization	10,413	10,070	10,354
Assets employed	156,106	152,257	150,969
Total property additions, including the impact of acquisitions	12,450	11,129	8,944
Corporate
Segment Reporting Information [Line Items]
Gross profit (loss)	7,572	6,910	(8,501)
Selling, general and administrative expenses	88,440	78,860	66,401
Earnings (Loss) from operations	(88,106)	(85,621)	(81,532)
Depreciation, depletion and amortization	17,897	16,768	15,361
Assets employed	317,751	1,676,812	244,425
Total property additions, including the impact of acquisitions	$ 4,838	$ 12,558	$ 10,430